Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) percent	Dec. 31, 2021 USD ($) percent	Dec. 31, 2020 USD ($) percent
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO ($) (1)	Compensation Actually Paid to PEO ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($) (3)	Average Compensation Actually Paid to Non-PEO NEOs ($) (4)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ in millions) (7)	Adjusted ROATCE (non-GAAP) (%) (8)
					Total Shareholder Return ($) (5)	Peer Group Total Shareholder Return ($) (6)
2022	14,552,365	11,382,593	3,416,909	3,674,803	140	94	2,245	24.12%
2021	14,267,077	14,651,530	3,549,359	4,515,449	137	117	2,521	16.55%
2020	13,832,516	9,770,613	4,100,496	2,969,679	98	86	1,094	14.95%

Company Selected Measure Name	Adjusted ROATCE (non-GAAP)(%) (8)
Named Executive Officers, Footnote [Text Block]	The amounts reported in this column reflect the total compensation reported for Mr. J. Turner (our President and CEO) for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to Compensation of Executive Officers – Summary Compensation Table. The amounts in this column represent the average of the amounts reported for the Company’s NEOs as a group (excluding Mr. J. Turner, who has served as our President and CEO since 2018) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. J. Turner) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, David J. Turner, Jr., C. Matthew Lusco, Ronald G. Smith, and C. Dandridge Massey; (ii) for 2021, David J. Turner, Jr., C. Matthew Lusco, Ronald G. Smith, and David R. Keenan; and (iii) for 2020, David J. Turner, Jr., John B. Owen, C. Matthew Lusco, and Ronald G. Smith.
Peer Group Issuers, Footnote [Text Block]	(6) Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated. The peer group used for this purpose is the following published industry index: S&P 500 Banks. “Measurement period” is defined as: for 2020, the one-year period from market close December 31, 2019 through December 31, 2020; for 2021, the two-year period from market close on December 31, 2019 through December 31, 2021; and for 2022, the three-year period from market close December 31, 2019 through December 31, 2022.
PEO Total Compensation Amount	$ 14,552,365	$ 14,267,077	$ 13,832,516
PEO Actually Paid Compensation Amount	$ 11,382,593	14,651,530	9,770,613
Adjustment To PEO Compensation, Footnote [Text Block]	The amounts reported in this column represent the amount of Compensation Actually Paid to Mr. J. Turner, as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual amount of compensation earned by or paid to Mr. J. Turner during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to Mr. J. Turner’s Total compensation for each year to determine the Compensation Actually Paid:

Year	Reported Summary Compensation Table Total for PEO ($)	Reported Value of Equity Awards ($) (a)	Aggregate Equity Award Adjustments ($) (b)	Reported Change in the Actuarial Present Value of Pension Benefits ($) (c)	Aggregate Pension Benefit Adjustments ($) (d)	Compensation Actually Paid to PEO ($)
2022	14,552,365	(3,305,994)	4,021,581	(3,885,359)	—	11,382,593
2021	14,267,077	(3,767,112)	8,517,923	(4,883,636)	517,278	14,651,530
2020	13,832,516	(3,328,484)	4,425,591	(6,914,629)	1,755,619	9,770,613
(a)    The reported value of equity awards represents the grant date fair value of equity awards as reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year. The Company has not granted any option awards since 2011.
(b)    The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the amount of change in fair value as of the end of the applicable year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the amount equal to the change in fair value as of the vesting date (from the end of the prior fiscal year); (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards ($)	Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Aggregate Equity Award Adjustments ($)
2022	3,319,852	763,610	—	(61,881)	—	—	4,021,581
2021	3,643,739	4,576,898	292,966	4,320	—	—	8,517,923
2020	5,221,913	(268,789)	—	(527,532)	—	—	4,425,591
(c)    The amounts in this column represent the amounts reported in “Change in Pension and Nonqualified Deferred Compensation” column of the Summary Compensation Table for each applicable year.
(d)    The total pension benefit adjustments for each applicable year include the aggregate of two components: (i) the actuarially determined service cost for services rendered by Mr. J. Turner during the applicable year (the “service cost”); and (ii) the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), in each case, calculated in accordance with U.S. GAAP. The amounts deducted or added in calculating the pension benefit adjustments are as follows:

Year	Service Cost ($)	Prior Service Cost ($)	Aggregate Pension Benefit Adjustments ($)
2022	—	—	—
2021	517,278	—	517,278
2020	1,755,619	—	1,755,619

Non-PEO NEO Average Total Compensation Amount	$ 3,416,909	3,549,359	4,100,496
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,674,803	4,515,449	2,969,679
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The amounts in this column represent the average amount of Compensation Actually Paid to the NEOs as a group (excluding Mr. J. Turner), as computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. J. Turner) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. J. Turner) for each year to determine the average Compensation Actually Paid, using the same methodology described above in Note 2:

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Average Reported Value of Equity Awards ($)	Average Equity Award Adjustments ($) (a)	Average Reported Change in the Actuarial Present Value of Pension Benefits ($)	Average Pension Benefit Adjustments ($) (b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	3,416,909	(863,969)	1,022,060	(79,488)	179,291	3,674,803
2021	3,549,359	(936,037)	2,020,212	(461,627)	343,542	4,515,449
2020	4,100,496	(832,121)	740,162	(1,356,140)	317,282	2,969,679
(a)    The amounts deducted or added in calculating the average equity award adjustments are as follows:

Year	Average Year End Fair Value of Equity Awards ($)	Year Over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year Over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Average Equity Award Adjustments ($)
2022	899,780	134,656	—	(12,375)	—	—	1,022,060
2021	815,494	1,026,353	175,767	2,598	—	—	2,020,212
2020	1,305,478	(103,727)	—	(461,589)	—	—	740,162
(b)    The amounts deducted or added in calculating the average pension benefit adjustments are as follows:

Year	Average Service Cost ($)	Average Prior Service Cost ($)	Total Average Pension Benefit Adjustments ($)
2022	179,291	—	179,291
2021	343,542	—	343,542
2020	317,282	—	317,282

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	For additional context along with a review of our performance metrics, our process for setting executive compensation, and how our executive compensation design reinforces our compensation philosophy, please see the preceding CD&A.
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Total Shareholder Return Amount	$ 140	137	98
Peer Group Total Shareholder Return Amount	94	117	86
Net Income (Loss)	$ 2,245,000,000	$ 2,521,000,000	$ 1,094,000,000
Company Selected Measure Amount | percent	0.2412	0.1655	0.1495
PEO Name	J. Turner
PEO [Member] | Adjustment Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,305,994)	$ (3,767,112)	$ (3,328,484)
PEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,021,581	8,517,923	4,425,591
PEO [Member] | Adjustment Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,885,359)	(4,883,636)	(6,914,629)
PEO [Member] | Adjustment Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	517,278	1,755,619
PEO [Member] | Adjustment Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	3,319,852	3,643,739	5,221,913
PEO [Member] | Adjustment Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	763,610	4,576,898	(268,789)
PEO [Member] | Adjustment Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	292,966	0
PEO [Member] | Adjustment Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(61,881)	4,320	(527,532)
PEO [Member] | Adjustment Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	0	0	0
PEO [Member] | Adjustment Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	517,278	1,755,619
PEO [Member] | Adjustment Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment Reported Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(863,969)	(936,037)	(832,121)
Non-PEO NEO [Member] | Adjustment Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,022,060	2,020,212	740,162
Non-PEO NEO [Member] | Adjustment Reported Change in the Actuarial Present Value of Pension Benefits [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(79,488)	(461,627)	(1,356,140)
Non-PEO NEO [Member] | Adjustment Pension Benefit Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,291	343,542	317,282
Non-PEO NEO [Member] | Adjustment Year End Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	899,780	815,494	1,305,478
Non-PEO NEO [Member] | Adjustment Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	134,656	1,026,353	(103,727)
Non-PEO NEO [Member] | Adjustment Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	175,767	0
Non-PEO NEO [Member] | Adjustment Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(12,375)	2,598	(461,589)
Non-PEO NEO [Member] | Adjustment Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment Value of Dividends or other Earnings Paid on Stock or Option Awards not otherwise reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	179,291	343,542	317,282
Non-PEO NEO [Member] | Adjustment Pension Prior Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0